Allowance for credit losses (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Allowance for Credit Losses [Abstract]
Reimbursement gain included in provision for credit losses excluding country risk	€ 9	€ 8
Allowance for country risk not included in allowance for credit losses for financial assets at amortized cost	7	7
Allowance for country risk not included in allowance for credit losses for off-balance sheet positions	€ 13	€ 10